Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
The following table sets forth pay versus performance (“
PVP
”) information for 2020 through 2024:

Pay Versus Performance

Year (1)	Summary Compensation Table Total for Principal Executive Officer (PEO)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (2)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (in millions) (4)	Net Cash Flow to the Holding Company (in millions) (5)
					Total Shareholder Return	Peer Group Total Shareholder Return (3)

2024	$10,068,833	$8,018,342	$3,068,280	$2,657,805	$122.46	$171.87	$286	$(100)

2023	$10,005,985	$11,442,022	$3,165,429	$3,407,317	$134.90	$142.87	$(1,214)	$350

2022	$9,750,186	$6,721,609	$3,245,624	$2,735,369	$130.69	$136.53	$3,775	$38

2021	$7,914,025	$12,615,385	$2,851,864	$3,881,547	$132.04	$123.73	$1,554	$594

2020	$8,133,344	$7,940,202	$2,931,662	$2,895,532	$92.29	$90.52	$(1,105)	$1,309

(1)
The principal executive officer (“
PEO
”) for all years shown was Eric Steigerwalt. The
non-PEO
NEOs consist of the following individuals: for 2020 and 2021, Mr. Spehar, Ms. Christine DeBiase (our former Executive Vice President, Chief Administrative Officer and General Counsel), Mr. Conor Murphy (our former Chief Operating Officer), and Mr. Rosenthal; for 2022, Mr. Spehar, Ms. Huss, Mr. Lambert, Mr. Rosenthal, and Mr. Murphy; for 2023, Mr. Spehar, Ms. Huss, Mr. Lambert, and Mr. Rosenthal; and, for 2024, Mr. Spehar, Mr. Lambert, Ms. Lin, and Mr. Rosenthal.

(2)
Fair value or change in fair value, as applicable, of equity awards was determined as follows: (1) for RSUs, the per share closing price on the applicable year-end
date or, in the case of awards that vested during the year, the per share closing price on such vesting date; (2) for PSUs without the rTSR Modifier, the same valuation methodology as RSUs, except year-end
values are multiplied by the probability of achievement as of each such date; (3) for PSUs with the rTSR Modifier, the same valuation methodology as RSUs, except year-end
values are multiplied by the probability of achievement as of each such date and a Monte Carlo simulation is performed that considers the Company’s projected rTSR relative to the rTSR Comparator Group, as well as other inputs; and (4) for stock options, a Black-Scholes value as of the applicable year-end
or vesting date, determined based on the same methodology used to determine grant date fair value but using the per share closing stock price on the applicable revaluation date as the current market price and with an expected life set equal to the remaining life of the award (as all stock options were out-of-the-money)
and using volatility and risk-free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%.

For Compensation Actually Paid (“
CAP
”) calculations that are based on
year-end
stock prices, the following prices were used: 2024: $48.04 (9% reduction from prior year); 2023: $52.92 (3% increase from prior year); 2022: $51.27 (1% reduction from prior year); 2021: $51.80 (43% increase from prior year); and 2020: $36.21 (8% reduction from prior year).

The following table sets forth the deductions from and additions to Summary Compensation Table (“ SCT ”) total compensation to calculate CAP to our PEO and non-PEO NEOs during 2024 in the PVP Table:

	PEO	Average Non-PEO

Total Reported in 2024 Summary Compensation Table (SCT)	$10,068,833	$3,068,280

Less, value of Equity Awards reported in SCT	(6,562,428)	(1,385,272)

Plus, Fair Value of Current Year Equity Awards at 12/31/24	6,227,561	1,332,722

Plus, Change in Value of Prior Year Equity Awards Unvested as of 12/31/24	(879,790)	(196,069)

Plus, Change in Value of Prior Year Equity Awards that Vested at 2024	(835,834)	(161,856)

Compensation Actually Paid for Fiscal Year 2024	$8,018,342	$2,657,805

(3)
Peer group Total Shareholder Return
reflects the S&P 500 Life & Health Insurance Index, which is the published industry index used in our 2024 Form
10-K.
Each year reflects the cumulative return of $100 as if invested on December 31, 2019, including reinvestment of any dividends.

(4)
Effective as of January 1, 2023, the Company adopted ASU
2018-12,
Financial Services-Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts (“
LDTI
”). LDTI was applied to the earliest period reported in our 2023 financial statements, making the transition date January 1, 2021. Accordingly, net income (loss) for 2021 and 2022 have been recast to reflect the adoption of LDTI and 2020 has not been recast for LDTI. See our 2023 Form
10-K
for additional information, in particular Notes 1 and 2 of the Notes to the
Consolidated
Financial Statements.

(5)	Represents net capital distributions from Brighthouse Financial’s operating companies in each fiscal year.

Company Selected Measure Name	Net Cash Flow to the Holding Company
Named Executive Officers, Footnote
The principal executive officer (“
PEO
”) for all years shown was Eric Steigerwalt. The
non-PEO
NEOs consist of the following individuals: for 2020 and 2021, Mr. Spehar, Ms. Christine DeBiase (our former Executive Vice President, Chief Administrative Officer and General Counsel), Mr. Conor Murphy (our former Chief Operating Officer), and Mr. Rosenthal; for 2022, Mr. Spehar, Ms. Huss, Mr. Lambert, Mr. Rosenthal, and Mr. Murphy; for 2023, Mr. Spehar, Ms. Huss, Mr. Lambert, and Mr. Rosenthal; and, for 2024, Mr. Spehar, Mr. Lambert, Ms. Lin, and Mr. Rosenthal.

Peer Group Issuers, Footnote
Peer group Total Shareholder Return
reflects the S&P 500 Life & Health Insurance Index, which is the published industry index used in our 2024 Form
10-K.
Each year reflects the cumulative return of $100 as if invested on December 31, 2019, including reinvestment of any dividends.

PEO Total Compensation Amount	$ 10,068,833	$ 10,005,985	$ 9,750,186	$ 7,914,025	$ 8,133,344
PEO Actually Paid Compensation Amount	$ 8,018,342	11,442,022	6,721,609	12,615,385	7,940,202
Adjustment To PEO Compensation, Footnote
(2)
Fair value or change in fair value, as applicable, of equity awards was determined as follows: (1) for RSUs, the per share closing price on the applicable year-end
date or, in the case of awards that vested during the year, the per share closing price on such vesting date; (2) for PSUs without the rTSR Modifier, the same valuation methodology as RSUs, except year-end
values are multiplied by the probability of achievement as of each such date; (3) for PSUs with the rTSR Modifier, the same valuation methodology as RSUs, except year-end
values are multiplied by the probability of achievement as of each such date and a Monte Carlo simulation is performed that considers the Company’s projected rTSR relative to the rTSR Comparator Group, as well as other inputs; and (4) for stock options, a Black-Scholes value as of the applicable year-end
or vesting date, determined based on the same methodology used to determine grant date fair value but using the per share closing stock price on the applicable revaluation date as the current market price and with an expected life set equal to the remaining life of the award (as all stock options were out-of-the-money)
and using volatility and risk-free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%.

For Compensation Actually Paid (“
CAP
”) calculations that are based on
year-end
stock prices, the following prices were used: 2024: $48.04 (9% reduction from prior year); 2023: $52.92 (3% increase from prior year); 2022: $51.27 (1% reduction from prior year); 2021: $51.80 (43% increase from prior year); and 2020: $36.21 (8% reduction from prior year).

The following table sets forth the deductions from and additions to Summary Compensation Table (“ SCT ”) total compensation to calculate CAP to our PEO and non-PEO NEOs during 2024 in the PVP Table:

	PEO	Average Non-PEO

Total Reported in 2024 Summary Compensation Table (SCT)	$10,068,833	$3,068,280

Less, value of Equity Awards reported in SCT	(6,562,428)	(1,385,272)

Plus, Fair Value of Current Year Equity Awards at 12/31/24	6,227,561	1,332,722

Plus, Change in Value of Prior Year Equity Awards Unvested as of 12/31/24	(879,790)	(196,069)

Plus, Change in Value of Prior Year Equity Awards that Vested at 2024	(835,834)	(161,856)

Compensation Actually Paid for Fiscal Year 2024	$8,018,342	$2,657,805

Non-PEO NEO Average Total Compensation Amount	$ 3,068,280	3,165,429	3,245,624	2,851,864	2,931,662
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,657,805	3,407,317	2,735,369	3,881,547	2,895,532
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Fair value or change in fair value, as applicable, of equity awards was determined as follows: (1) for RSUs, the per share closing price on the applicable year-end
date or, in the case of awards that vested during the year, the per share closing price on such vesting date; (2) for PSUs without the rTSR Modifier, the same valuation methodology as RSUs, except year-end
values are multiplied by the probability of achievement as of each such date; (3) for PSUs with the rTSR Modifier, the same valuation methodology as RSUs, except year-end
values are multiplied by the probability of achievement as of each such date and a Monte Carlo simulation is performed that considers the Company’s projected rTSR relative to the rTSR Comparator Group, as well as other inputs; and (4) for stock options, a Black-Scholes value as of the applicable year-end
or vesting date, determined based on the same methodology used to determine grant date fair value but using the per share closing stock price on the applicable revaluation date as the current market price and with an expected life set equal to the remaining life of the award (as all stock options were out-of-the-money)
and using volatility and risk-free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%.

For Compensation Actually Paid (“
CAP
”) calculations that are based on
year-end
stock prices, the following prices were used: 2024: $48.04 (9% reduction from prior year); 2023: $52.92 (3% increase from prior year); 2022: $51.27 (1% reduction from prior year); 2021: $51.80 (43% increase from prior year); and 2020: $36.21 (8% reduction from prior year).

The following table sets forth the deductions from and additions to Summary Compensation Table (“ SCT ”) total compensation to calculate CAP to our PEO and non-PEO NEOs during 2024 in the PVP Table:

	PEO	Average Non-PEO

Total Reported in 2024 Summary Compensation Table (SCT)	$10,068,833	$3,068,280

Less, value of Equity Awards reported in SCT	(6,562,428)	(1,385,272)

Plus, Fair Value of Current Year Equity Awards at 12/31/24	6,227,561	1,332,722

Plus, Change in Value of Prior Year Equity Awards Unvested as of 12/31/24	(879,790)	(196,069)

Plus, Change in Value of Prior Year Equity Awards that Vested at 2024	(835,834)	(161,856)

Compensation Actually Paid for Fiscal Year 2024	$8,018,342	$2,657,805

Compensation Actually Paid vs. Total Shareholder Return

CAP vs. Company TSR and Peer Group (S&P 500 Life & Health Insurance Index) TSR

There is general alignment of CAP with Company TSR, as a significant portion of our PEO’s and non-PEO NEOs’ compensation is equity-based.

Compensation Actually Paid vs. Net Income

CAP vs. Net Income (Loss)

The Company’s strategy is focused primarily on statutory results, and incentive compensation metrics do not include this GAAP metric.

GAAP net income (loss) therefore will not necessarily align with CAP on a year-by-year
basis, or over time.

Compensation Actually Paid vs. Company Selected Measure

CAP vs. Net Cash Flow to the Holding Company

Net Cash Flow to the Holding Company, which is one of the PSU metrics in our LTI program, is measured cumulatively over three years and therefore may not consistently align with CAP, which is measured on an annual basis.

Total Shareholder Return Vs Peer Group

CAP vs. Company TSR and Peer Group (S&P 500 Life & Health Insurance Index) TSR

There is general alignment of CAP with Company TSR, as a significant portion of our PEO’s and non-PEO NEOs’ compensation is equity-based.

Tabular List, Table
Compensation Measures
The following performance measures reflect the Company’s most important performance measures used by the Company in 2024 to link CAP to Company performance, as further described and defined in the
Compensation Discussion and Analysis
. Corporate Expenses, Annuity Sales, Life Sales and Normalized Statutory Earnings are metrics for the 2024 STI Awards, and Net Cash Flow to the Holding Company and Statutory Expense Ratio are PSU metrics in our LTI program, For more information on the 2024 STI Awards, PSU Awards and actual payouts for each NEO, see “
Compensation Discussion and Analysis – Section 2 – 2024 Executive Compensation Program
.”

Most Important Performance Measures for 2024

Corporate Expenses	Normalized Statutory Earnings

Annuity Sales	Net Cash Flow to the Holding Company

Life Sales	Statutory Expense Ratio

Total Shareholder Return Amount	$ 122.46	134.9	130.69	132.04	92.29
Peer Group Total Shareholder Return Amount	171.87	142.87	136.53	123.73	90.52
Net Income (Loss)	$ 286,000,000	$ (1,214,000,000)	$ 3,775,000,000	$ 1,554,000,000	$ (1,105,000,000)
Company Selected Measure Amount	(100,000,000)	350,000,000	38,000,000	594,000,000	1,309,000,000
PEO Name	Eric Steigerwalt
Closing Price	$ 48.04	$ 52.92	$ 51.27	$ 51.8	$ 36.21
Measure:: 1
Pay vs Performance Disclosure
Name	Corporate Expenses
Measure:: 2
Pay vs Performance Disclosure
Name	Normalized Statutory Earnings
Measure:: 3
Pay vs Performance Disclosure
Name	Annuity Sales
Measure:: 4
Pay vs Performance Disclosure
Name	Net Cash Flow to the Holding Company
Measure:: 5
Pay vs Performance Disclosure
Name	Life Sales
Measure:: 6
Pay vs Performance Disclosure
Name	Statutory Expense Ratio
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,562,428)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,227,561
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(879,790)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(835,834)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,385,272)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,332,722
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(196,069)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (161,856)